Restrictions on Cash and Due From Banks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash and Investments [Abstract]
Average reserve balances maintained	$ 0	$ 0
Reserve balances held at unrelated financial institutions	$ 0	$ 300,000